Non-current financial assets - Disclosure of Changes in Non-current Financial Assets (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	€ 519	€ 505
Additions	0	9
Decreases	170	6
Currency translation adjustments	3	3
Transfer	0	8
Non-current financial assets at end of period	352	519
Liquidity contract - Cash account | Financial assets at fair value, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	98	105
Additions	0	0
Decreases	37	6
Currency translation adjustments	0	0
Transfer	0	0
Non-current financial assets at end of period	61	98
Other long- term investments pledged as collateral | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	0	0
Additions	0	0
Decreases	0	0
Currency translation adjustments	0	0
Transfer	0	0
Non-current financial assets at end of period	0	0
Security deposits paid | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	421	401
Additions	0	9
Decreases	133	0
Currency translation adjustments	3	3
Transfer	0	8
Non-current financial assets at end of period	€ 292	€ 421